Related Parties - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Payments of incremental benefit in the event of termination	$ 41	$ 19	$ 634
Related parties
Disclosure of transactions between related parties [line items]
Voting right percentage	58.70%
Related parties | Top of range
Disclosure of transactions between related parties [line items]
Payments of incremental benefit in the event of termination	$ 4,633	$ 3,006	$ 2,484